RELATED PARTY TRANSACTIONS - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Loans and Leases Receivable, Related Parties	$ 15,788	$ 7,957